Shareholder Notes Receivables	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Shareholder Notes Receivables

Note 8. Shareholder Notes Receivables

In November 2014, the Company accepted Notes Receivables totaling $107,000 from its then Chief Executive Officer (CEO) and a member of the Company’s Board of Directors, to exercise certain stock options. The Notes Receivables carried an interest rate of 1.93%, were payable in equal installments over 60 months and were collateralized by the underlying common stock purchased as a part of the stock option exercise and thus were recorded as a deduction to stockholder’s equity. The Board member paid his Note Receivable in full upon his resignation from the Board in 2016. The Company agreed to forgive the unpaid portion of the CEO’s Note Receivable as part of his severance package in connection with this separation from the Company in January 2017. As a result, the CEO’s Note Receivable of $73,000 was fully reserved at December 31, 2016 and written off in January 2017.